CONTRACT FULFILMENT COSTS (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Contract Fulfilment Costs
Contract fulfillment costs	$ 324,521	$ 662,929
Amortisation of contract fulfillment cost	$ 662,929